Cost of sales (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Administrative expenses
Net impairment of property, plant and equipment and prepaid land rent	$ 3,099	$ 41,556	$ 1,768	$ 44,369
Total Cost of sales	300,040	272,984	821,284	673,024
Indirect tax receivable			800
Cost of sales
Administrative expenses
Tower repairs and maintenance	25,134	18,524	68,391	55,177
Power generation	113,604	74,602	305,858	189,283
Short term site rental	2,380	4,342	11,356	8,302
Short term other rent	796	808	2,099	3,058
Vehicle maintenance and repairs	439	670	1,473	1,797
Site regulatory permits	8,593	12,181	26,634	27,831
Security services	12,375	8,900	31,713	27,319
Insurance	1,353	963	3,750	3,047
Staff costs	8,454	5,664	23,664	19,116
Travel costs	2,195	3,149	3,436	7,085
Professional fees	943	1,097	2,846	2,462
Depreciation	102,895	87,004	295,646	248,594
Amortization	14,082	9,386	36,220	25,945
Net impairment of property, plant and equipment and prepaid land rent	3,099	41,556	1,768	44,369
Other	3,698	4,138	6,430	9,639
Total Cost of sales	$ 300,040	$ 272,984	$ 821,284	$ 673,024